                        SUPPLEMENT DATED JULY 1, 1999 TO

                        PROSPECTUS DATED MAY 1, 1999 FOR

     CORPORATE FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                        NATIONWIDE VL SEPARATE ACCOUNT-D

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.


1. INFORMATION FOR THE FOLLOWING UNDERLYING MUTUAL FUNDS CONTAINED IN THE "UNDERLYING MUTUAL FUND ANNUAL EXPENSES" TABLE LOCATED ON PAGES 8 THROUGH 11 OF YOUR PROSPECTUS, IS AMENDED AS FOLLOWS:

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
(AS A PERCENTAGE OF UNDERLYING MUTUAL FUND AVERAGE NET ASSETS, AFTER EXPENSE REIMBURSEMENT)
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                                                           Management       Other         12b-1      Total Mutual
                                                              Fees         Expenses       Fees      Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -            0.27%         1.03%          0.00%       1.30%
Emerging Markets Debt Portfolio
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NSAT Capital Appreciation Fund                                0.58%         0.22%          0.00%       0.80%
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NSAT Government Bond Fund                                     0.44%         0.22%          0.00%       0.66%
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NSAT Money Market Fund                                        0.34%         0.21%          0.00%       0.55%
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NSAT Total Return Fund                                        0.57%         0.21%          0.00%       0.78%
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NSAT Nationwide Balanced Fund                                 0.54%         0.36%          0.00%       0.90%
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NSAT Nationwide Equity Income Fund                            0.45%         0.50%          0.00%       0.95%
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NSAT Nationwide Global Equity Fund                            0.59%         0.61%          0.00%       1.20%
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NSAT Nationwide High Income Bond Fund                         0.48%         0.47%          0.00%       0.95%
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NSAT Nationwide Multi-Sector Bond Fund                        0.54%         0.36%          0.00%       0.90%
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NSAT Nationwide Select Advisers Mid Cap Fund                  0.56%         0.64%          0.00%       1.20%
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NSAT Nationwide Select Advisers Small Cap Growth Fund         0.57%         0.73%          0.00%       1.30%
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NSAT Nationwide Small Cap Value Fund                          0.47%         0.58%          0.00%       1.05%
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NSAT Nationwide Small Company Fund                            1.00%         0.25%          0.00%       1.25%
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NSAT Nationwide Strategic Growth Fund                         0.20%         0.80%          0.00%       1.00%
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NSAT Nationwide Strategic Value Fund                          0.52%         0.48%          0.00%       1.00%
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The expenses shown above are deducted by the underlying mutual fund before it provides Nationwide with the daily net asset value. Nationwide then deducts applicable variable account charges from the net asset value to calculate the unit value of the corresponding sub-account. The management fees and other expenses are more fully described in the prospectus for each underlying mutual fund. Information relating to the underlying mutual funds was provided by the underlying mutual funds and not independently verified by Nationwide.

Some underlying mutual funds are subject to fee waivers and expense reimbursements. The following chart shows what the expenses would have been for such funds without fee waivers and expense reimbursements.

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                                                             Management      Other        12b-1      Total Mutual
                                                                Fees       Expenses       Fees       Fund Expenses
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter Universal Funds, Inc. -             0.80%         1.25%        0.00%        2.05%
Emerging Markets Debt Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT Capital Appreciation Fund                                 0.60%         0.22%        0.00%        0.82%
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NSAT Government Bond Fund                                      0.50%         0.22%        0.00%        0.72%
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NSAT Money Market Fund                                         0.40%         0.21%        0.00%        0.61%
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NSAT Total Return Fund                                         0.59%         0.21%        0.00%        0.80%
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NSAT Nationwide Balanced Fund                                  0.75%         0.36%        0.00%        1.11%
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NSAT Nationwide Equity Income Fund                             0.80%         0.50%        0.00%        1.30%
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NSAT Nationwide Global Equity Fund                             1.00%         0.61%        0.00%        1.61%
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NSAT Nationwide High Income Bond Fund                          0.80%         0.47%        0.00%        1.27%
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NSAT Nationwide Multi-Sector Bond Fund                         0.75%         0.36%        0.00%        1.11%
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NSAT Nationwide Select Advisers Mid Cap Fund                   1.05%         0.64%        0.00%        1.69%
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NSAT Nationwide Select Advisers Small Cap Growth Fund          1.10%         0.73%        0.00%        1.83%
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NSAT Nationwide Small Cap Value Fund                           0.90%         0.58%        0.00%        1.48%
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NSAT Nationwide Strategic Growth Fund                          0.90%         0.80%        0.00%        1.70%
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NSAT Nationwide Strategic Value Fund                           0.90%         0.48%        0.00%        1.38%
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2. THE FIRST PARAGRAPH OF THE "DOLLAR COST AVERAGING" PROVISION ON PAGE 23 OF YOUR PROSPECTUS IS AMENDED TO DELETE THE FOLLOWING SENTENCE:

     "Policy owners may participate in this program if their policy value is at least $15,000."